Summary of Significant Accounting Policies (Details Narrative) (Altruis Benefit Consultants, Inc.) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketing and advertising expenses	$ 27,212	$ 43,856	$ 128,471	$ 121,105
Altruis Benefit Consultants Inc [Member]
Fair value of other investments					$ 0	$ 305,154
Marketing and advertising expenses					$ 17,270	$ 2,338